Segmented Information - Disclosure Of Operating Segments Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 281,697	$ 30,159
Operating expenses	(159,198)	(19,028)
Depreciation and depletion	(38,645)	(4,201)
Earnings from Mine Operations	83,854	6,930
Impairment		(13,283)
Exploration	(8,754)	(12,232)
General and administration	(19,976)	(16,461)
Earnings (loss) from operations	55,124	(35,046)
Finance expense	(17,537)	(6,698)
Finance income	1,950	4,436
Other income (expense)	(52,723)	238
Income (loss) before taxes	(13,186)	(37,070)
Tax recovery (expense)	(7,138)	(2,335)
Net income (loss) from continuing operations	(20,324)	(39,405)
Mesquite [Member]
Disclosure of operating segments [line items]
Revenue	178,175	30,159
Operating expenses	(108,573)	(19,028)
Depreciation and depletion	(16,764)	(4,201)
Earnings from Mine Operations	52,838	6,930
Exploration		(2)
Earnings (loss) from operations	52,838	6,928
Finance expense	(385)	(1,911)
Finance income	17
Other income (expense)	(1,756)	102
Income (loss) before taxes	50,714	5,119
Tax recovery (expense)	(6,713)	(448)
Net income (loss) from continuing operations	44,001	4,671
Aurizona [Member]
Disclosure of operating segments [line items]
Revenue	103,522
Operating expenses	(50,625)
Depreciation and depletion	(21,881)
Earnings from Mine Operations	31,016
Impairment		(3,360)
Exploration	(2,028)	(1,531)
Earnings (loss) from operations	28,988	(4,891)
Finance expense	(552)	(300)
Finance income	184	2,525
Other income (expense)	(4,179)	(13,974)
Income (loss) before taxes	24,441	(16,640)
Tax recovery (expense)	(2,970)	(1,588)
Net income (loss) from continuing operations	21,471	(18,228)
Castle Mountain [Member]
Disclosure of operating segments [line items]
Impairment		0
Exploration	(4,723)	(8,176)
General and administration	0
Earnings (loss) from operations	(4,723)	(8,176)
Finance expense	(49)	(120)
Finance income	4
Other income (expense)		4
Income (loss) before taxes	(4,768)	(8,292)
Net income (loss) from continuing operations	(4,768)	(8,292)
Other [Member]
Disclosure of operating segments [line items]
Impairment		(9,923)
Exploration	(2,003)	(2,523)
General and administration	(1,115)	(313)
Earnings (loss) from operations	(3,118)	(12,759)
Finance income	28	6
Other income (expense)		75
Income (loss) before taxes	(3,090)	(12,678)
Tax recovery (expense)	135	(299)
Net income (loss) from continuing operations	(2,955)	(12,977)
Corporate [Member]
Disclosure of operating segments [line items]
General and administration	(18,861)	(16,148)
Earnings (loss) from operations	(18,861)	(16,148)
Finance expense	(16,551)	(4,367)
Finance income	1,717	1,905
Other income (expense)	(46,788)	14,031
Income (loss) before taxes	(80,483)	(4,579)
Tax recovery (expense)	2,410
Net income (loss) from continuing operations	$ (78,073)	$ (4,579)